UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-04010

                                OCM Mutual Fund
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                          Livermore, California 94550
              (Address of principal executive offices) (Zip code)


                               Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                          Livermore, California 94550
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS.




[LOGO OMITTED]

                                                              -------------
                                                              OCM GOLD FUND
                                                              =============












                                                            SEMI-ANNUAL REPORT
                                                               MAY 31, 2013
                                                               (UNAUDITED)

Dear Fellow Shareholder:

The six month fiscal period ending May 31, 2013, proved to be a challenging time for gold, gold mining companies, and their investors; despite what we believe to be a period of heightened uncertainty surrounding the future value of paper currencies in the face of uncharted central bank monetary policies. During the six month period, the OCM Gold Fund Investor Class and Advisor Class were down -36.06% and -35.85%, respectively (Investor Class -38.94% after maximum sales load). In comparison, the Philadelphia Gold and Silver Index ("XAU") declined -36.27% and the S&P 500 Index was up 16.43%. Gold bullion in U.S. dollar terms closed on May 31, 2013 at $1,394.50 (London PM Fixing), down -19.21% over the six months, which was a large contributor to the Fund's performance. Casting aside anemic GDP growth figures and stubbornly high unemployment, confidence in the U.S. economy has gained momentum over the past 18 months as the housing market has rebounded; the increase in confidence appears to have prompted capital flows to rotate exposure from defensive positions in gold assets into equities and junk bonds.

GOLD CHART

                              LONDON PM GOLD PRICE

                        12-09                   1,192.5
                        06-10                   1,227.8
                        12-10                   1,385.5
                        06-11                   1,533.8
                        12-11                   1,752.0
                        06-12                   1,606.0
                        12-12                   1,720.0
                        06-13                   1,402.5




[CHART OMITTED]

Source: WGC, Global Insight

MARKET COMMENTARY

Though agonizing, we believe the steep correction in gold and shares of gold mining companies from the September 2011 highs has not changed the rationale for owning gold assets. The accumulation of sovereign debt coupled with extreme monetary policies pursued by central banks following the 2008 global financial crisis appears to us to have left paper currencies vulnerable to a rapid loss of purchasing power. Reinforcing our view, Japan has joined the fray in attempting to print its way to economic growth through the inflation of asset prices with the announcement in March of a $1.7 trillion money printing and asset purchase program. We believe Japan is in a precarious position with a 200% debt to GDP ratio, poor working age demographics and growing fiscal obligations. Japanese policy makers appear to be going "all in" with this move, in our opinion. They may get more than they bargained for. We see the recent volatility in Japan's 10-year bond ("JGB") as a clear warning sign of things to come, with JGB yields moving beyond the control of the Bank of Japan. It is our view that the Federal Reserve (the "Fed") will find itself in a similar position, with the market dictating yields beyond the Fed's comfort level. The follow-on collateral damage of higher rates in the capital markets, we believe, will mark the perceived failure of central bank policies and be one of the driving forces to higher gold prices as paper currencies come into question.

Market focus on the timing of Federal Reserve policy to end its current $85 billion per month quantitative easing ("QE") program appears to have held the gold market captive over the past few months, with the widespread belief that the end of QE by the Fed is the end of the need to own gold assets. On the contrary, we believe the end of QE and the realization that the global economy has become reliant on the liquidity provided by the Fed will trigger doubt about the ability of the Fed to refrain from further rounds of QE, despite QE showing diminishing economic benefits. Perhaps of greater concern is the experimental nature of the Fed's balance sheet expansion from approximately $500 billion to $3.5 trillion since 2008. There is no historical precedent of a central bank leveraging its balance sheet to this extent and we are left wondering what the secondary effects are going to be. It is unlikely to end well for U.S. dollar holders, in our opinion. Continued purchases of gold reserves over the past six months by Asian central banks and the Russian central bank would seem to support our skepticism of the U.S. dollar's ability to maintain its long-term purchasing power.

For many gold investors, it has been difficult to stay on point following the mid-April panic sell-off, which appears to us to have been the result of a market operation orchestrated by large macro hedge funds and bullion banks to break the gold price in order to cover long held short positions. The gold price drop was precipitated by large scale market sell orders in the futures market, equivalent to about a third of annual mined gold production, coinciding with investment bank calls for the gold price to decline. The drop of over $200 in two days was met with pent-up physical demand out of Asia and the Middle East. The barrage of negative commentary that followed, by those wanting to dance on gold's grave, helped lead sentiment readings in gold and shares of gold mining companies to all-time lows. There are parallels of secular gold bull markets to experiencing a major mid to late cycle correction where investors lose belief and sentiment turns negative prior to the biggest leg of the cycle. In our opinion, we are witnessing the final capitulation in the correction of a secular bull market in gold; similar to the 1975-1976 pull back in gold, when the price declined from 185 to 103 over an 18 month period only to peak close to 8 times higher within four years.

SHARES OF GOLD MINING COMPANIES

In our opinion, the argument for owning shares of gold mining companies is that gold mining companies may offer leverage to the gold price through operating earnings, increased value of gold reserves in the ground as gold prices rise, the prospect for participation in cash flow through dividends, and the ability of gold mining companies to create shareholder value through discovery. However, somewhere along the way the gold mining industry seems to have lost its way, through the access to cheap capital and the belief that growth in gold production without capital discipline was the preferred business model. The market, through poor share price performance, appears to be bringing management and the boards of directors of the gold mining companies back in line. We are seeing high cost expansion projects being shelved along with loss making or low margin gold production being shelved. The return to sound business principles with an emphasis on capital discipline, cash flow and dividend payouts sets the stage for investors to return to shares of gold mining companies and recapture lost market multiples, in our opinion.

In response to lower gold prices, we have reduced the Fund's exposure to exploration and development companies that will have difficulty accessing capital. The Fund has also eliminated positions in companies where management has failed to execute. Our investment approach in managing the Fund is to identify and own those gold mining companies that will seek to deliver shareholder value above the leverage afforded by the gold price, typically through superior asset quality. The Fund's two largest positions remain Goldcorp, Inc. and Randgold Resources Ltd. ADR where operating costs, balance sheets and production growth are favorable, in our opinion.

CONCLUSION

We believe the ongoing policy of socializing risk with monetary and fiscal policy has destroyed the balance sheets of the Western world. Consequently, the premise for owning gold assets remains simple, in our opinion: global deterioration of sovereign credit and a growing need to debase currencies in order to meet future obligations will lead to a rapid deterioration in the future purchasing power of paper currencies. We also believe gold will benefit from the unknown repercussions of central bank manipulation of interest rates, currency rates and unprecedented liquidity in the banking system. We continue to believe a new monetary system will ultimately need to be instituted in order to negate the effects of recent policy. Investors in shares of gold mining companies may stand to benefit if gold prices rise and investors appreciate the transformation taking place in the gold mining industry, which is resulting in a better alignment of management objectives with shareholder interests.

We appreciate your shareholding and confidence in the OCM Gold Fund during this challenging period and we look forward to our strategy meeting your long-term objectives. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For questions regarding your account, please contact Shareholder Services at 1-800-628-9403.

Sincerely,

/S/ GREGORY M. ORRELL
----------------------
Gregory M. Orrell
President and Portfolio Manager

July 23, 2013

INVESTING IN THE OCM GOLD FUND INVOLVES RISKS INCLUDING THE LOSS OF PRINCIPAL. MANY OF THE COMPANIES IN WHICH THE FUND INVESTS ARE SMALLER CAPITALIZATION COMPANIES WHICH MAY SUBJECT THE FUND TO GREATER RISK THAN SECURITIES OF LARGER, MORE-ESTABLISHED COMPANIES, AS THEY OFTEN HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE SUBJECT TO MORE-ABRUPT MARKET MOVEMENTS. THE FUND ALSO INVESTS IN SECURITIES OF GOLD AND PRECIOUS METALS WHICH MAY BE SUBJECT TO GREATER PRICE FLUCTUATIONS OVER SHORT PERIODS OF TIME. THE FUND IS A NON-DIVERSIFIED INVESTMENT COMPANY MEANING IT WILL INVEST IN FEWER SECURITIES THAN DIVERSIFIED INVESTMENT COMPANIES AND ITS PERFORMANCE MAY BE MORE VOLATILE. THE FUND CONTAINS INTERNATIONAL SECURITIES THAT MAY PROVIDE THE OPPORTUNITY FOR GREATER RETURN BUT ALSO HAVE SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTING INCLUDING FLUCTUATIONS IN CURRENCY PRICES, GOVERNMENT REGULATION, DIFFERENCES IN ACCOUNTING STANDARDS AND LIQUIDITY.


Investor Class Performance as of May 31, 2013

--------------------------------------------------------------------------------

                       OCMGX         OCMGX      Philadelphia Gold    S&P 500(2)
                   (without load) (with load)    and Silver Index
                                                     (XAU)(1)
--------------------------------------------------------------------------------
Six Months          (-36.06%)       (-38.94%)      (-36.27%)          16.43%
--------------------------------------------------------------------------------
One Year            (-28.68%)       (-31.90%)      (-28.93%)          27.28%
--------------------------------------------------------------------------------
3 Year Annualized   (-13.94%)       (-15.25%)      (-13.53%)          16.87%
--------------------------------------------------------------------------------
5 Year Annualized   (-5.10%)        (-5.96%)       (-8.83%)            5.43%
--------------------------------------------------------------------------------
10 Year Annualized    8.35%           7.84%          5.11%             7.58%
--------------------------------------------------------------------------------

Advisor Class Performance as of May 31, 2013

--------------------------------------------------------------------------------

                       OCMAX            Philadelphia Gold and        S&P 500(2)
                                         Silver Index (XAU)(1)
--------------------------------------------------------------------------------
Six Months           (-35.85%)                (-36.27%)                16.43%
--------------------------------------------------------------------------------
One Year             (-28.28%)                (-28.93%)                27.28%
--------------------------------------------------------------------------------
3 Year Annualized    (-13.48%)                (-13.53%)                16.87%
--------------------------------------------------------------------------------
Since Inception      (-9.70%)                 (-11.40%)                13.47%
  Annualized*
--------------------------------------------------------------------------------

*  Inception: April 1, 2010

THE PERFORMANCE DATA QUOTED ABOVE REPRESENTS PAST PERFORMANCE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED ABOVE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES FOR THE OCM GOLD FUND INVESTOR CLASS AND ADVISOR CLASS ARE 1.99% AND 1.48% RESPECTIVELY. PLEASE REVIEW THE FUND'S PROSPECTUS FOR MORE INFORMATION REGARDING THE FUND'S FEES AND EXPENSES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL TOLL-FREE 800-628-9403. THE RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS BUT DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

-------------

1 The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitalization-weighted index composed of 16 companies listed on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered to be representative of the gold mining industry as a whole. You cannot invest directly in an index.

2 The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc. is a market capitalization-weighted index of 500 widely held common stocks. You cannot invest directly in an index.

                                 OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2013

                                  (Unaudited)
--------------------------------------------------------------------------------
           Shares                                                     Value
--------------------------------------------------------------------------------

COMMON STOCKS 93.5%
MAJOR GOLD PRODUCERS 34.4%
         200,000 AngloGold Ashanti Ltd. ADR ............           $ 3,628,000
          85,000 Barrick Gold Corp. ....................             1,795,200
         270,000 Gold Fields Ltd. ADR ..................             1,638,900
         475,050 Goldcorp, Inc. ........................            13,828,705
         475,000 Kinross Gold Corp. ....................             3,044,750
         113,000 Newmont Mining Corp. ..................             3,873,640
         200,000 Sibanye Gold Ltd. ADR* ................               724,000
                                                                   -----------
                                                                    28,533,195
                                                                   -----------

INTERMEDIATE/MID-TIER GOLD PRODUCERS 37.0%
         155,000 Agnico-Eagle Mines Ltd. ...............             4,961,550
         250,000 Alacer Gold Corp. .....................               540,124
         121,250 AuRico Gold, Inc.^ ....................               616,307
          45,000 AuRico Gold, Inc. .....................               229,500
         500,000 Centerra Gold, Inc. ...................             1,842,207
         380,000 Eldorado Gold Corp. ...................             3,028,600
         200,000 Endeavour Mining Corp.* ...............               177,469
         600,000 IAMGOLD Corp. .........................             3,168,000
         149,900 New Gold, Inc.* .......................             1,020,819
         125,000 Randgold Resources Ltd. ADR ...........             9,797,500
         460,000 Yamana Gold, Inc. .....................             5,308,400
                                                                   -----------
                                                                    30,690,476
                                                                   -----------

JUNIOR GOLD PRODUCERS 4.7%
         175,000 Argonaut Gold Ltd.* ...................             1,328,366
         588,800 B2Gold Corp.* .........................             1,482,222
         200,000 Kingsgate Consolidated Ltd. ...........               311,992
         310,000 San Gold Corp.* .......................                49,335
         200,000 SEMAFO, Inc. ..........................               393,519
         150,000 Veris Gold Corp.* .....................                69,444
         536,500 Wesdome Gold Mines Ltd.* ..............               253,554
                                                                   -----------
                                                                     3,888,432
                                                                   -----------


--------------------------------------------------------------------------------
           Shares                                                     Value
--------------------------------------------------------------------------------
EXPLORATION AND DEVELOPMENT COMPANIES 5.9%
         500,000 Amarillo Gold Corp.* ..................           $   130,208
       2,190,000 Avala Resources Ltd.* .................               168,981
         100,000 Esperanza Resources Corp.* ............                85,841
       3,500,000 Indochine Mining Ltd.* ................               200,976
         200,000 MAG Silver Corp.* .....................             1,487,269
         300,000 Sabina Silver Corp.* ..................               405,093
       5,000,040 Sutter Gold Mining, Inc.* .............             1,012,740
         100,000 Tahoe Resources, Inc.* ................             1,455,440
                                                                   -----------
                                                                     4,946,548
                                                                   -----------

PRIMARY SILVER PRODUCERS 6.8%
         200,000 Fortuna Silver Mines, Inc.* ...........               638,503
         210,000 Silver Wheaton Corp. ..................             4,980,613
                                                                   -----------
                                                                     5,619,116
                                                                   -----------

OTHER 4.7%
         14,800 Franco-Nevada Corp. ....................               617,523
         60,000 Royal Gold, Inc. .......................             3,285,600
                                                                   -----------
                                                                     3,903,123
                                                                   -----------


TOTAL COMMON STOCKS
                 (Cost $39,192,717) ....................            77,580,890
                                                                   -----------


                       See notes to financial statements.

                                 OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2013 (CONTINUED)

                                  (Unaudited)
--------------------------------------------------------------------------------
           Shares                                                     Value
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND 6.3%
         39,000  SPDR Gold Trust* ......................           $ 5,222,880
                                                                   -----------

TOTAL EXCHANGE TRADED FUND
                 (Cost $1,724,190) .....................             5,222,880
                                                                   -----------

WARRANTS 0.0%
         75,000  Veris Gold Corp.*
                 Exercise Price 1.95 CAD,
                 Exp. 12/18/2016 .......................                 6,510
                                                                   -----------

TOTAL WARRANTS
                 (Cost $0) .............................                 6,510
                                                                   -----------



--------------------------------------------------------------------------------
           Shares                                                     Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT 0.3%
         280,279 UMB Money Market Fiduciary, 0.01% .....           $   280,279
                                                                   -----------

TOTAL SHORT-TERM INVESTMENT
                 (Cost $280,279) .......................               280,279
                                                                   -----------

TOTAL INVESTMENTS
                 (Cost $41,197,186)       100.1% .......            83,090,559
         LIABILITIES LESS OTHER ASSETS     (0.1)% ......               (70,145)
                                                                   -----------
         TOTAL NET ASSETS                 100.0% .......           $83,020,414
                                                                   ===========

---------------
  ADR American Depository Receipt.
  CAD Canadian Dollars.
^ Denoted investment in AuRico Gold, Inc. is a Canadian security traded on U.S. stock exchange.
* Non-income producing security.


                        See notes to financial statements.

                                 OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2013 (CONTINUED)
                                  (Unaudited)

                       SUMMARY OF INVESTMENTS BY COUNTRY

                                                           PERCENT OF
       COUNTRY                            VALUE      INVESTMENT SECURITIES
       -------------------------------------------------------------------
       Australia                       $   512,968             0.6%
       Canada                           53,949,323            64.9
       Cayman Islands                      177,469             0.2
       Jersey                            9,797,500            11.8
       South Africa                      5,990,900             7.2
       United States(1)                 12,662,399            15.3
       -------------------------------------------------------------------
       TOTAL                           $83,090,559           100.0%
       ===================================================================
       (1) Includes short-term investments.



                       See notes to financial statements.
                                     - 7 -



                                 OCM GOLD FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2013
                                  (Unaudited)

ASSETS:
         Investments in unaffiliated issuers, at value (cost $41,197,186) ......  $83,090,559
         Investment securities sold ............................................       46,619
         Interest and dividends receivable .....................................      134,385
         Receivable from fund shares sold ......................................      101,848
         Prepaid expenses and other assets .....................................       24,250
                                                                                  -----------
                 Total assets ..................................................   83,397,661
                                                                                  -----------

LIABILITIES:
         Investment securities purchased .......................................       16,050
         Payable for fund shares redeemed ......................................       45,587
         Due to investment adviser .............................................       64,909
         Accrued distribution fees .............................................      191,185
         Accrued Trustees' fees ................................................        2,126
         Accrued expenses and other liabilities ................................       57,390
                                                                                  -----------
                 Total liabilities .............................................      377,247
                                                                                  -----------
                 Net Assets ....................................................  $83,020,414
                                                                                  ===========

NET ASSETS CONSIST OF:
         Shares of beneficial interest, no par value:
           unlimited shares authorized .........................................  $37,895,425
         Undistributed net investment loss .....................................   (3,161,994)
         Accumulated net realized gain on investments
           and foreign currency transactions ...................................    6,393,856
         Net unrealized appreciation on investments and foreign currency
           translations ........................................................   41,893,127
                                                                                  -----------
                 Net Assets ....................................................  $83,020,414
                                                                                  ===========

CALCULATION OF MAXIMUM OFFERING PRICE:
         INVESTOR CLASS:
                 Net asset value and redemption price per share ................  $     13.59
                 Maximum sales charge (4.50% of offering price) ................         0.64
                                                                                  -----------
                 Offering price to public ......................................  $     14.23
                                                                                  -----------
                 Shares outstanding ............................................    5,208,275
                                                                                  ===========
         ADVISOR CLASS:
                 Net asset value and redemption price per share ................  $     13.84
                                                                                  -----------
                 Shares outstanding ............................................      884,175
                                                                                  ===========
                 Total shares outstanding ......................................    6,092,450
                                                                                  ===========


                         See notes to financial statements.
                                        - 8 -

                                 OCM GOLD FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2013
                                  (Unaudited)

INVESTMENT INCOME:
         Interest ..............................................  $           5
         Dividend (net of foreign withholding taxes of $123,363)        759,256
                                                                  -------------
                 Total investment income .......................        759,261
                                                                  -------------

EXPENSES:
         Investment advisory fees ..............................        525,133
         Distribution fees - Investor Class ....................        409,124
         Distribution fees - Advisor Class .....................         17,862
         Fund administration and accounting fees ...............         84,283
         Transfer agent fees and expenses ......................         58,923
         Professional fees .....................................         28,441
         Federal and state registration fees ...................         19,196
         Custody fees ..........................................         15,648
         Chief Compliance Officer fees .........................         12,585
         Reports to shareholders ...............................         11,716
         Trustees' fees ........................................          4,626
         Other expenses ........................................          4,893
                                                                  -------------
                 Total expenses ................................      1,192,430
                                                                  -------------
                 Net investment loss ...........................       (433,169)
                                                                  -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
         Net realized gain on investments and
          foreign currency transactions ........................      7,130,613
         Net change in unrealized appreciation/depreciation
          on investments and foreign currency translations .....    (56,254,192)
                                                                  -------------
                 Net loss on investments .......................    (49,123,579)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........  $ (49,556,748)
                                                                  =============



                         See notes to financial statements.
                                        - 9 -



                                    OCM GOLD FUND
                         STATEMENTS OF CHANGES IN NET ASSETS


                                                             SIX MONTHS ENDED      YEAR ENDED
                                                                MAY 31, 2013     NOV. 30, 2012
                                                                 (UNAUDITED)
                                                             ----------------    -------------


OPERATIONS:
         Net investment loss ................................  $   (433,169)     $ (1,479,182)
         Net realized gain on investments and
           foreign currency transactions ....................     7,130,613         2,093,376
         Net change in unrealized appreciation/depreciation
           on investments and foreign currency translations     (56,254,192)      (38,727,762)
                                                               ------------      ------------
         Net decrease in net assets resulting from operations   (49,556,748)      (38,113,568)
                                                               ------------      ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
         INVESTOR CLASS:
                 Distributions paid from net realized gains      (2,269,221)       (6,333,877)
                                                               ------------      ------------
                 Total distributions from Investor Class ....    (2,269,221)       (6,333,877)
                                                               ------------      ------------
         ADVISOR CLASS:
                 Distributions paid from net realized gains        (324,080)         (788,733)
                                                               ------------      ------------
                 Total distributions from Advisor Class .....      (324,080)         (788,733)
                                                               ------------      ------------
                 Total distributions ........................    (2,593,301)       (7,122,610)
                                                               ------------      ------------
FUND SHARE TRANSACTIONS:
         INVESTOR CLASS:
                 Net proceeds from shares sold ..............     1,554,877         5,315,526
                 Distributions reinvested ...................     2,094,447         5,917,821
                 Payment of shares redeemed(1) ..............   (12,599,615)      (13,826,436)
                                                               ------------      ------------
         Net decrease in net assets from
           Investor Class share transactions ................    (8,950,291)       (2,593,089)
                                                               ------------      ------------
         ADVISOR CLASS:
                 Net proceeds from shares sold ..............     1,906,439         2,548,075
                 Distributions reinvested ...................       294,659           628,170
                 Payment of shares redeemed(2) ..............      (688,053)(3)    (1,371,834)
                                                               ------------      ------------
               Net increase in net assets from
                  Advisor Class share transactions ..........     1,513,045         1,804,411
                                                               ------------      ------------
                 Net decrease in net assets from
                    Fund share transactions .................    (7,437,246)         (788,678)
                                                               ------------      ------------
TOTAL DECREASE IN NET ASSETS                                    (59,587,295)      (46,024,856)


                       See notes to financial statements.
                                     - 10 -

                                 OCM GOLD FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                           SIX MONTHS ENDED    YEAR ENDED
                                                              MAY 31, 2013   NOV. 30, 2012
                                                               (UNAUDITED)



NET ASSETS, BEGINNING OF PERIOD .............................  $142,607,709   $188,632,565
                                                               ------------   ------------
NET ASSETS, END OF PERIOD ...................................    83,020,414    142,607,709
                                                               ============   ============
ACCUMULATED NET INVESTMENT LOSS .............................  $ (3,161,994)  $ (2,728,825)
                                                               ============   ============
TRANSACTIONS IN SHARES:
         INVESTOR CLASS:
         Shares sold ........................................        87,199        230,629
         Shares issued on reinvestment of distributions .....       104,305        259,803
         Shares redeemed ....................................      (761,468)      (620,016)
                                                               ------------   ------------
         Net decrease in Investor Class shares outstanding         (569,964)      (129,584)
                                                               ============   ============
         ADVISOR CLASS:
         Shares sold ........................................       119,617        110,769
         Shares issued on reinvestment of distributions              14,451         27,272
         Shares redeemed ....................................       (37,211)       (58,078)
                                                               ------------   ------------
         Net increase in Advisor Class shares outstanding ...        96,857         79,963
                                                               ============   ============
         Net decrease in Fund shares outstanding ............      (473,107)       (49,621)
                                                               ============   ============
--------------
   (1)  Net of redemption fees of $292 for the six months ended May 31, 2013 and
        $1,371 for the year ended November 30, 2012, respectively.
   (2)  Net of redemption fees of $2,914 for the six months ended May 31, 2013 and $5,048 for the year ended November 30, 2012, respectively.
   (3)  Amount shown for the six months ended May 31, 2013 includes the reversal of redemption fees in the amount of $3,574 from the year ended November
        30, 2012.


                         See notes to financial statements.
                                       - 11 -

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2013
                                  (UNAUDITED)

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION -- Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under FAIR VALUE MEASUREMENTS AND DISCLOSURES, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1--quoted prices in active markets for identical securities
     o Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     o Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2013
                            (UNAUDITED) (CONTINUED)



     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets:


  SECTOR                                           LEVEL 1   LEVEL 2   LEVEL 3       TOTAL
---------------------------------------------------------------------------------------------
  COMMON STOCKS
---------------------------------------------------------------------------------------------
         Major Gold Producers                   $28,533,195  $   --    $    --    $28,533,195
---------------------------------------------------------------------------------------------
         Intermediate/Mid-Tier Gold Producers    30,690,476      --         --     30,690,476
---------------------------------------------------------------------------------------------
         Junior Gold Producers                    3,888,432      --         --      3,888,432
---------------------------------------------------------------------------------------------
         Exploration and Development Companies    4,946,548      --         --      4,946,548
---------------------------------------------------------------------------------------------
         Primary Silver Producers                 5,619,116      --         --      5,619,116
---------------------------------------------------------------------------------------------
         Other                                    3,903,123      --         --      3,903,123
---------------------------------------------------------------------------------------------
  EXCHANGE TRADED FUND                            5,222,880      --         --      5,222,880
---------------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT                             280,279      --         --        280,279
---------------------------------------------------------------------------------------------
  WARRANTS
         Junior Gold Producers                        6,510      --         --          6,510
---------------------------------------------------------------------------------------------
  TOTAL                                         $83,090,559  $   --      $  --    $83,090,559
---------------------------------------------------------------------------------------------


     There were no Level 2 or 3 securities as of May 31, 2013. The Fund recognizes transfers between Levels at the end of the reporting period. The Fund held one Level 2 security at November 30, 2012, which was a restricted security fair valued in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. At May 31, 2013, this security was no longer restricted and was publicly traded and as such, was considered a Level 1 security. This security represents the only transfer between Levels. The following is a reconciliation of transfers between Levels for the Fund from November 30, 2012 to May 31, 2013, represented by recognizing the May 31, 2013 market value of securities:

               -------------------------------------------------------
               Transfers into Level 1                        $  81,018
               -------------------------------------------------------
               Transfers out of Level 1                           --
               -------------------------------------------------------
               NET TRANSFERS IN (OUT) OF LEVEL 1             $  81,018
               -------------------------------------------------------
               Transfers into Level 2                        $    --
               -------------------------------------------------------
               Transfers out of Level 2                        (81,018)
               -------------------------------------------------------
               NET TRANSFERS IN (OUT) OF LEVEL 2             $ (81,018)
               -------------------------------------------------------

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2013
                            (UNAUDITED) (CONTINUED)


     FOREIGN CURRENCY INVESTMENT securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations for the six months ended May 31, 2013 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. Such fluctuations for the six months ended May 31, 2013 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.

     FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     Accounting for Uncertainty in Income Taxes ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.

     A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of May 31, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscals years 2009-2012 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2013
                            (UNAUDITED) (CONTINUED)


     SHARE CLASSES--The Fund offers two classes of shares, Investor Class and Advisor Class. The outstanding shares of the Fund on April 1, 2010 were renamed "Investor Class shares." The Advisor Class shares commenced operations on April 1, 2010. The two classes represent interests in the same portfolio of investments and have the same rights. Investor Class shares are subject to an annual 12b-1 fee of up to 0.99% of the Fund's average daily net assets allocable to Investor Class shares, whereas Advisor Class shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Advisor Class shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS--The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

     REDEMPTION FEE--A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended May 31, 2013, the Investor Class and the Advisor Class received $292 and $2,914 in redemption fees, respectively. For the six months ended May 31, 2013, the Advisor class also had reversals of redemption fees from the prior fiscal year in the amount of $3,574.

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2013
                            (UNAUDITED) (CONTINUED)


     GUARANTEES AND INDEMNIFICATIONS--In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

     USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     DERIVATIVE INSTRUMENTS--Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund acquired one set of warrants during the six months ended May 31, 2013. The Fund realized a loss of $54,272 on the sale of one set of warrants during the six months ended May 31, 2013 which is included within the "Net realized gain on investments and foreign currency transactions" on the Statement of Operations. At May 31, 2013, the Fund held warrants as listed on the Schedule of Investments.

     SUBSEQUENT EVENTS--Management has evaluated subsequent events and determined there were no subsequent events that require recognition or disclosure in the financial statements.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED PARTIES

     The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:


                 ASSETS                        FEE RATE
                 ------                        --------
                $0 to $250 million              0.950%
                $250 million to $500 million    0.800%
                $500 million to $1 billion      0.700%
                Over $1 billion                 0.600%

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2013
                            (UNAUDITED) (CONTINUED)


     The Fund does not compensate Trustees and Officers affiliated with OCM. For the six months ended May 31, 2013, the expenses accrued for Trustees who are not affiliated with OCM are reported on the Statement of Operations. The Fund pays the salary and related expenses of the Fund's Chief Compliance Officer. The expenses accrued for the Chief Compliance Officer are reported on the Statement of Operations.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers of the Fund's Investor Class and Advisor Class, in any fiscal year, subject to limits of 0.99% and 0.25%, respectively, of the average daily net assets of each respective class. For the six months ended May 31, 2013, the Investor Class and the Advisor Class accrued $409,124 and $17,862, respectively, in expenses under the Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended May 31, 2013 were $1,815,625 and $12,295,759, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION

     At May 31, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

                Cost of investments                          $ 41,692,606
                                                             ============
                Unrealized appreciation                      $ 49,926,912
                Unrealized depreciation                        (8,528,959)
                                                             ------------
                Net unrealized appreciation on investments   $ 41,397,953
                                                             ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

     The tax character of distributions paid during the fiscal years ended November 30, 2012 and 2011 was as follows:

                                                   2012           2011

                 Ordinary income                $   --         $   --
                 Net long-term capital gains     7,122,610      16,075,869
                                                ----------     -----------
                 Total distributions            $7,122,610     $16,075,869
                                                ==========     ===========

     As of November 30, 2012 the components of accumulated earnings on a tax basis were as follows:

                Undistributed ordinary income                  $     --
                Undistributed long-term gains                    1,803,056
                Tax accumulated earnings                         1,803,056
                Accumulated capital and other losses            (1,590,650)
                Unrealized appreciation on investments          97,062,632
                                                               -----------
                Total accumulated earnings                     $97,275,038
                                                               ===========

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2013
                            (UNAUDITED) (CONTINUED)

     The Fund has $1,590,650 in qualified late-year losses, which are deferred until fiscal year 2013 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

NOTE 7. CONCENTRATION OF RISK

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers.

     As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have 'a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

NOTE 8.  ILLIQUID SECURITIES

     The Fund may invest up to 15% of net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes securities whose disposition would be subject to legal restrictions ("restricted securities"). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in the Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible. At May 31, 2013, the Fund held no illiquid securities.

NOTE 9.  NEW ACCOUNTING PRONOUNCEMENTS

     In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

                                 OCM GOLD FUND
                      FINANCIAL HIGHLIGHTS INVESTOR CLASS

                                       SIX MONTHS
                                          ENDED       YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED
                                       MAY 31, 2013    NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,   NOV. 30,
                                        (UNAUDITED)      2012          2011       2010         2009       2008
                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period     $ 21.68       $  28.49    $  30.53    $  24.68    $  12.35    $ 21.49
                                         -------       --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...................    (0.13)         (0.25)      (0.29)      (0.43)      (0.29)     (0.31)
Net realized and unrealized gain/(loss)
  on investments and foreign currency
  transactions ........................    (7.56)         (5.48)       0.76        6.81       12.65      (7.41)
                                         -------       --------    --------    --------    --------    -------
Total from investment operations ......    (7.69)         (5.73)       0.47        6.38       12.36      (7.72)
                                         -------       --------    --------    --------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income        --             --          --          --          --         --
Distribution from net realized gains       (0.40)         (1.08)      (2.51)      (0.53)      (0.03)     (1.42)
                                         -------       --------    --------    --------    --------    -------
Total distributions ...................    (0.40)         (1.08)      (2.51)      (0.53)      (0.03)     (1.42)
                                         -------       --------    --------    --------    --------    -------
Net asset value, end of period ........  $ 13.59       $  21.68    $  28.49    $  30.53    $  24.68    $ 12.35
                                         =======       ========    ========    ========    ========    =======
TOTAL RETURN* .........................   (36.06)%(1)    (20.27)%      1.70%      26.70%     100.14%    (38.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $70,786       $125,286    $168,305    $175,802    $159,833    $78,652
Ratio of expenses to average net assets     2.23%(2)       1.99%       1.73%       1.93%       1.94%      1.99%
Ratio of net investment loss to average
  net assets ..........................    (0.86)%(2)     (1.04)%     (1.03)%     (1.57)%     (1.59)%    (1.58)%
Portfolio turnover rate ...............        2%(1)          1%          5%         12%          6%         5%

--------------
* Assumes no sales charge.
1 Not annualized for periods less than one year.
2 Annualized for periods less than one year.


                         See notes to financial statements.
                                       - 19 -



                                    OCM GOLD FUND
                         FINANCIAL HIGHLIGHTS ADVISOR CLASS

                                                 SIX MONTHS                             FOR THE PERIOD
                                                   ENDED         YEAR ENDED  YEAR ENDED APRIL 1, 2010# -
                                                MAY 31, 2013      NOV. 30,    NOV. 30,      NOV. 30,
                                                 (UNAUDITED)         2012       2011         2010
                                                --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period .............  $ 22.00       $ 28.74    $ 30.65    $ 22.24
                                                    -------       -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) .....................     0.03         (0.12)     (0.18)     (0.13)
Net realized and unrealized gain/(loss)
  on investments and foreign
  currency transactions ..........................    (7.79)        (5.54)      0.78       8.54
                                                    -------       -------    -------    -------
Total from investment operations .................    (7.76)        (5.66)      0.60       8.41
                                                    -------       -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .............     --            --         --         --
Distribution from net realized gains .............    (0.40)        (1.08)     (2.51)      --
                                                    -------       -------    -------    -------
Total distributions ..............................    (0.40)        (1.08)     (2.51)      --
                                                    -------       -------    -------    -------
Net asset value, end of period ...................  $ 13.84       $ 22.00    $ 28.74    $ 30.65
                                                    =======       =======    =======    =======
TOTAL RETURN .....................................   (35.85)%(1)    19.83%      2.15%     37.81%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............  $12,234       $17,322    $20,328    $20,386
Ratio of expenses to average net assets ..........     1.64%(2)      1.48%      1.30%      1.34%(2)
Ratio of net investment loss to average net assets    (0.24)%(2)    (0.52)%    (0.60)%    (0.98)%(2)
Portfolio turnover rate ..........................        2%(1)         1%         5%        12%(1)

---------
# Inception date of Advisor Class.
1 Not annualized for periods less than one year.
2 Annualized for periods less than one year.


                       See notes to financial statements.
                                     - 20 -

                                 OCM GOLD FUND
              EXPENSE EXAMPLE - FOR THE PERIOD ENDED MAY 31, 2013
                                  (UNAUDITED)

     As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013 (the "period").

ACTUAL EXPENSES

     The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the periods.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on each class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the classes of the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the tables are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD
                                                                   EXPENSES PAID
                                    BEGINNING       ENDING          DURING THE
                                 ACCOUNT VALUE   ACCOUNT VALUE     PERIOD ENDED
                                  DECEMBER 1,    MAY 31, 2013      MAY 31, 2013*
                                     2012
INVESTOR CLASS
Actual                              $1,000.00      $ 639.40           $9.13
Hypothetical
  (5% return before expenses)        1,000.00      1,013.86           11.22

ADVISOR CLASS
Actual                               1,000.00        641.50            6.70
Hypothetical
  (5% return before expenses)        1,000.00      1,016.84            8.23


     * Expenses are equal to the Investor Class' and Advisor Class' annualized expense ratios of 2.23% and 1.64%, respectively, for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                    OCM GOLD FUND
                                  OTHER INFORMATION
                                     (UNAUDITED)

                   INVESTMENTS BY SECTOR - AS OF MAY 31, 2013
                      AS A PERCENTAGE OF TOTAL INVESTMENTS


Intermediate/Mid-Tier Gold Producers                    36.9%
Major Gold Producers                                    34.3%
Primary Silver Producers                                 6.8%
Exchange Traded Fund                                     6.3%
Exploration and Development Companies                    6.0%
Junior Gold Producers                                    4.7%
Other                                                    4.7%
Short-Term Investment                                    0.3%



                              Proxy Voting Information

     A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2012 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.

                    Quarterly Filings of Portfolio Holdings

     The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                 OCM Gold Fund
                                Distributed by:


                       Northern Lights Distributors, LLC
                            4020 South 147th Street
                                Omaha, NE 68137


                                                              1774-NLD-7/29/2013

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:  /s/ Gregory M. Orrell
     ---------------------
         Gregory M. Orrell
         President and Treasurer

Date: July 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Gregory M. Orrell
     -----------------------
         Gregory M. Orrell
         President and Treasurer

Date: July 31, 2013